LOANS, FINANCING AND DEBENTURES - Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 3,941,102	R$ 5,669,767
BNDES - PSI
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 32,155	R$ 47,346
Financing - Suppliers
LOANS, FINANCING AND DEBENTURES
Net cost of CDI, as percentage		108.40%
Financing - Suppliers | Minimum
LOANS, FINANCING AND DEBENTURES
Net cost of CDI, as percentage	101.40%
Financing - Suppliers | Maximum
LOANS, FINANCING AND DEBENTURES
Net cost of CDI, as percentage	109.40%